Cash and Cash Equivalents - Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 2,526	£ 2,602
Functional Currency
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	2,199	2,144
US Dollar
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	127	158
Euro
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	64	174
Other Currencies
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 136	£ 126